Note 6 - Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
6 .	Indebtedness

Term debt

The terms of our unsecured loan (the “Term Debt”) payable to the Institute for Commercialization of Public Research, Inc. (the “Institute”) which was amended in
December
of
2019
to extend the maturity date from
December 31, 2019
to
December 31, 2020,
remain unchanged as of
June 30, 2020.
The fair market value of the warrants issued in
2019
in exchange for modification of the terms is being amortized to interest expense over the remaining term of the loan. The amendment requires the continuation of monthly payments of principal and interest totaling
$10,000.
The unpaid principal balance at
June 30, 2020
was
$68,000.

PPP Loan

On
May 1, 2020,
the Company obtained a loan in the principal amount of approximately
$103,000
from Bank of America  pursuant to the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act administered by the U.S. Small Business Administration (“SBA”).  In accordance with the requirements of the CARES Act, the Company expects to use the proceeds of the loan exclusively for qualified expenses, including payroll costs, as further detailed in the CARES Act and applicable guidance issued by the SBA.  The loan is evidenced by an unsecured promissory note and interest is scheduled to accrue on the outstanding balance at a rate of
1.0%
per annum beginning on
November 1, 2020.
However, the Company expects to be eligible to apply for forgiveness of up to all of the principal and interest due under the loan, in an amount equal to the sum of qualified expenses under the PPP during the twenty-four
weeks following disbursement.  Notwithstanding the Company's anticipated eligibility to apply for forgiveness, no
assurance can be given that it will obtain forgiveness of all or any portion of the amount due under the loan. Subject to any such forgiveness granted under the PPP, the loan is scheduled to mature on
May 1, 2022
and
may
require us to commence payments of principal and interest as soon as
November 2020.
The loan
may
be prepaid at any time prior to maturity with
no
prepayment penalties. The unsecured promissory note governing the loan provides for customary events of default, including, among others, those relating to failure to make payments, bankruptcy, breaches of representations, significant changes in ownership, and material adverse effects. The Company's obligations under the note are not
secured by any collateral.

On
May 17, 2019,
the Company executed an unsecured promissory note with a vendor that relieved the Company's immediate obligation to pay the outstanding vendor invoices. The outstanding vendor invoices totaling approximately
$742,000
were removed from the Company's accounts payable as consideration for the promissory note.  The promissory note is unsecured, does not
bear interest and the balance is payable in full on the earlier of (
1
)
December 31, 2020
or (
2
) the date the Company's stock is listed on a national securities exchange.

6.	Indebtedness

2018
Convertible notes payable

In
December
of
2018
and
January
of
2019,
we sold convertible promissory notes (the
“2018
Notes”) and warrants to purchase common stock for gross proceeds of
$2.2
million. The
2018
Notes were scheduled to matured on
June 30, 2019
and bore an interest at a rate of
10.0%
per year. The
2018
Notes had a mandatory conversion of all principal and interest into common stock on the earlier of (
1
)
June 30, 2019
or (
2
) the date the Company receives gross proceeds of at least
$6.0
million from the sale of equity securities (subject to certain exclusions). The stated conversion rate was
$3.50
per share. In addition to the
2018
Notes, investors received a Warrant to purchase
two
shares of common stock for every
$3.50
principal amount of
2018
Notes purchased. In total, warrants to purchase up to
1,243,498
shares of common stock were issued in the
December
and
January
closings. The exercise price of each warrant is
$4.50
per share and they are exercisable until the
5
-year anniversary of the dates of issuance. The warrants had a fair market value of
$2.5
million upon issuance. After assigning the relative value of the warrants to the proceeds of the notes it was determined that the
2018
Notes contained a beneficial conversion feature with an aggregate intrinsic value of approximately
$0.9
million. Both the relative value of the warrants and the beneficial conversion feature were recorded as a debt discount which was fully amortized through interest expense over the life of the
2018
Notes. On
June 30, 2019,
all
$2.2
million aggregate principal balance of Notes outstanding plus
$105,000
of accrued interest was converted at a conversion rate of
$3.50
per share of common stock into
651,758
shares of common stock per the terms of the Notes.

2017
Convertible notes payable

In
2017
we sold convertible promissory notes (the
“2017
Notes”) raising gross proceeds of approximately
$3.1
million. The
2017
Notes had been scheduled to mature on
December 1, 2018
and bore an interest at a rate of
5.0%
per year. Principal and accrued interest on the
2017
Notes was payable at maturity. The
2017
Notes were convertible into shares of common stock or other securities of the Company upon the occurrence of a “qualified financing,” including the sale of equity securities or a strategic partnership, raising gross proceeds of at least
$2.0
million on or before the maturity of the
2017
Notes or upon the request of a holder of any
2017
Note at a fixed conversion rate of
$10.10
per share. The
2017
Notes contained a beneficial conversion feature with an aggregate intrinsic value of approximately
$3.0
million, which was recorded as a debt discount and is presented as a direct deduction from the carrying value of the
2017
Notes. The discount was amortized through interest expense over the life of the
2017
Notes.

On
May 16, 2018,
as the result of receiving aggregate gross proceeds exceeding
$2.0
million for the sale equity securities, under terms of the
2017
Notes, the Company completed the conversion of previously outstanding debt. Debt totaling approximately
$3.1
million and accrued interest totaling approximately
$183,000
was converted into
104,463
shares of common stock and
646,279
units (each consisting of a share of common stock and a warrant to purchase one
additional share of common stock). The units were available through the
2018
Purchase Agreement. The shares were issued in reliance on the exemption from registration set forth in Section
3
(a)(
9
) of the Securities Act as securities exchanged by an issuer with existing security holders where no
commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange. As of the date of conversion an incremental beneficial conversion feature of
$121,000
was recorded as debt discount. Unamortized debt discount totaling
$1.0
million was charged to interest expense as of the date of conversion.

The following table sets forth the changes in convertible notes payable during the year ended
December 31, 2019 (
in thousands):

	Convertible Notes Payable
	Principal	Accrued Interest
Balances at January 1, 2019	$1,359	$2
Aggregate principal value of notes sold	816	-
Accrued Interest on notes	-	103
Aggregate principal value of notes and accrued interest converted into common stock	(2,175)	(105)
	-	-
Balances at December 31, 2019	$-	$-

Term debt

On
October 26, 2012,
we entered into an unsecured loan agreement (the “Agreement”) with the Institute for Commercialization of Public Research, Inc. (the “Institute”). Under the terms of the agreement, we borrowed
$300,000
at a fixed interest rate of
4.125%.
No
principal or interest payments were due until the maturity date,
October 26, 2017,
unless a mandatory repayment event occurred. Effective
October 26, 2017,
we entered into an amendment to our unsecured loan agreement with the Institute. Under the terms of the amendment, the maturity date of the note was extended to
May 1, 2019
with monthly payments of
$10,000
beginning on
May 1, 2018
with the remaining balance due in full on
May 1, 2019.
Effective
April 5, 2019
the terms of our unsecured loan (the “Term Debt”) payable to the Institute were amended again to extend the maturity date from
May 1, 2019
to
December 31, 2019.
The Institute agreed to the amendment in exchange for a warrant to purchase
5,555
shares of common stock at an exercise price of
$4.50.
The warrant expires
five
years from issuance. On
December 16, 2019
the Institute again modified the terms of repayment. In exchange for a payment
$50,000
payable on
December 31, 2019
and a warrant to purchase
5,000
shares of common stock at an exercise price of
$4.00
the maturity date of the loan was extended from
December 31, 2019
to
December 31, 2020.
The total fair market value of the warrants issued for both amendments was calculated at
$14,000
and was recorded as a discount to the debt, which will be amortized over the remaining period until maturity of the debt. The amendment requires the continuation of monthly payments of principal and interest totaling
$10,000
with monthly payments applied
first
to accrued and unpaid interest. The unpaid principal balance, net of unamortized debt discount, at
December 31, 2019
was
$116,000.